Derivative Financial Instruments - Additional Information, Derivative Assets (Details) $ in Thousands			12 Months Ended
	Apr. 28, 2021 shares	Apr. 07, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 $ / shares
Derivative Financial Instruments [Line Items]
Derivative assets			$ 124,234	$ 0
Adjustments for gains (losses) on change in fair value of derivatives			90,643	(92,684)
Solaris warrant liability
Derivative Financial Instruments [Line Items]
Adjustments for gains (losses) on change in fair value of derivatives			(18,600)	$ 0
FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets			$ 124,452
Common Stock | Solaris Resources Inc
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares	1
Common Stock | i-80 Gold Corp.
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares		1	1
Common Stock of Equinox Gold
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares			1
Solaris Warrants
Derivative Financial Instruments [Line Items]
Warrants or rights outstanding (in shares) | shares			10,218,750
Adjustments for gains (losses) on change in fair value of derivatives			$ 61,300
Solaris Warrants | FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets			$ 122,919
Solaris Warrants | Bottom of range
Derivative Financial Instruments [Line Items]
Exercise price of outstanding warrants (in dollars per share) | $ / shares					$ 1.20
Solaris Warrants | Top of range
Derivative Financial Instruments [Line Items]
Exercise price of outstanding warrants (in dollars per share) | $ / shares					$ 6.75
i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Warrants or rights outstanding (in shares) | shares			2,318,596
Adjustments for gains (losses) on change in fair value of derivatives			$ (200)
i-80 Gold Warrants | FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets			$ 581